COMMITMENTS - SCHEDULE OF FUTURE MINIMUM PAYMENTS UNDER OPERATING LEASE AGREEMENTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
2016	$ 9,788
2017	10,583
2018	8,917
2019	5,359
2020	4,589
Thereafter	19,621
Total	58,857
Expenses charged to operations under operating lease agreements	13,900	$ 14,700	$ 10,900
Surety bond
Other Commitments [Line Items]
Funding commitments	$ 300